GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                December 11, 2002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Empire State Municipal Exempt Trust, Guaranteed
                        Series 143
                        File No. 333-64839

Gentlemen:

            As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"); and

            (2) the text of the Registration Statement was filed electronically with the Securities and Exchange Commission on November 27, 2002 and became effective November 27, 2002 pursuant to Rule 485(b).

                                    Empire State Municipal Exempt Trust,
                                    Guaranteed Series 143


                                    GLICKENHAUS & CO.
                                    LEBENTHAL, A DIVISION OF ADVEST, INC.

                                          /s/ Michael J. Lynch
                                          -------------------------
                                     By:  Michael J. Lynch
                                          as agent for the Sponsors


307339.1